Segment Reporting - Revenue by Geographical Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues, Net	$ 25,912	$ 32,555	$ 33,836
UNITED STATES
Segment Reporting Information [Line Items]
Total revenues, Net	5,533	7,472	7,687
FRANCE
Segment Reporting Information [Line Items]
Total revenues, Net	2,580	2,913	3,030
ITALY
Segment Reporting Information [Line Items]
Total revenues, Net	2,524	2,854	2,688
BRAZIL
Segment Reporting Information [Line Items]
Total revenues, Net	1,670	3,708	4,750
GERMANY
Segment Reporting Information [Line Items]
Total revenues, Net	1,565	1,845	1,677
CANADA
Segment Reporting Information [Line Items]
Total revenues, Net	1,229	1,606	1,687
AUSTRALIA
Segment Reporting Information [Line Items]
Total revenues, Net	846	926	1,015
SPAIN
Segment Reporting Information [Line Items]
Total revenues, Net	810	807	666
ARGENTINA
Segment Reporting Information [Line Items]
Total revenues, Net	768	570	937
POLAND
Segment Reporting Information [Line Items]
Total revenues, Net	479	562	504
Others Countries [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	6,900	8,238	8,202
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	$ 24,904	$ 31,501	$ 32,843